LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

December 22, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Credit Suisse Mid-Cap Core Fund, Inc. (formerly Credit Suisse Mid-Cap Growth Fund, Inc.)
Securities Act File No. 33-18632,
Investment Company Act File No. 811-5396
Post-Effective Amendment No. 28

Ladies and Gentlemen:

On behalf of Credit Suisse Mid-Cap Core Fund, Inc. (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 28 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act because of a material change to the Fund’s principal investment strategies.  Effective December 1, 2006, the Fund’s portfolio managers are using quantitative portfolio management techniques rather than traditional fundamental equity research to select securities for the Fund’s portfolio.  The name of the Fund has also been changed to reflect its new strategies.  As a result, the disclosure under the captions “Key Points” and “the Fund in Detail” has been revised to describe the Fund’s quantitative strategies as well as the risks arising from the use of such strategies.

Except as mentioned above, there have been no material changes to the Fund’s operations.  Substantially all of the disclosure in the Prospectuses and Statement of Additional Information has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other Credit Suisse Funds.  Consequently, on behalf of the Fund, we hereby request that the Amendment be given limited or no review by the Staff.

On or before February 28, 2007, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8558 or Rose F. DiMartino of this office at (212) 728-8215.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell
Enclosures

cc:	Christian Sandoe
J. Kevin Gao, Esq.
Rose F. DiMartino, Esq.